Controlled Entities	9 Months Ended
Mar. 31, 2025
Controlled Entities
Controlled Entities

Note 15. Controlled Entities

Mixed Martial Arts Group Limited (“Parent Entity”) was incorporated and is domiciled in Australia. The Company changed its registered name from Alta Global Group Limited on November 29,2024 to Mixed Martial Arts Group Limited.

MMA Group, Inc. was incorporated on December 6, 2024 and has been consolidated from its incorporation date.

During the current period the Company expanded its digital-community and combat-sports ecosystem through acquiring BJJ Link, a specialist social-network and event platform for Brazilian Jiu-Jitsu practitioners with its integrated platform running through MMA Group, Inc.

There were no disposals or loss-of-control events during the period.

The Company’s subsidiaries at March 31, 2025 are set out below. Unless otherwise stated, they have share capital consisting solely of Ordinary Shares that are held directly by the company, and the proportion of ownership interests held equals the voting rights held by the company. The country of incorporation or registration is also their principal place of business.

Name of entity	Place of business	Ownership interest held
		March 31, 2025	June 30, 2024

Wimp 2 Warrior LLC	United States of America	100%	100%
Wimp 2 Warrior (Ireland) Limited	Ireland	100%	100%
Hype. OS, INC	United States of America	100%	100%
MMA Group, Inc.	United States of America	100%	0%